THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

COMMON STOCKS - 84.2%	Shares	Value
Communications - 13.5%
Alphabet, Inc. - Class C	15,287	$ 4,797,061
Booking Holdings, Inc.	250	1,338,832
Meta Platforms, Inc. - Class A	4,200	2,772,378
		8,908,271
Consumer Discretionary - 8.0%
Amazon.com, Inc. (a)	12,000	2,769,840
Home Depot, Inc. (The)	1,500	516,150
Lowe's Companies, Inc.	2,700	651,132
TJX Companies, Inc. (The)	8,500	1,305,685
		5,242,807
Consumer Staples - 3.2%
Magnum Ice Cream Company N.V. (The) (a)	3,200	50,720
PepsiCo, Inc.	2,800	401,856
Procter & Gamble Company (The)	4,850	695,053
Unilever plc - ADR	14,222	930,133
		2,077,762
Energy - 4.8%
Chevron Corporation	7,700	1,173,557
Exxon Mobil Corporation	7,500	902,550
SLB Ltd.	11,800	452,884
TotalEnergies S.E.	10,000	654,200
		3,183,191
Financials - 11.8%
Ameriprise Financial, Inc.	2,550	1,250,367
Chubb Ltd.	1,800	561,816
Goldman Sachs Group, Inc. (The)	1,500	1,318,500
JPMorgan Chase & Company	7,200	2,319,984
Morgan Stanley	7,100	1,260,463
PNC Financial Services Group, Inc. (The)	5,100	1,064,523
		7,775,653
Health Care - 5.5%
Amgen, Inc.	1,300	425,503
Elevance Health, Inc.	1,850	648,517
Merck & Company, Inc.	4,000	421,040
Pfizer, Inc.	27,510	684,999
Thermo Fisher Scientific, Inc.	1,800	1,043,010
UnitedHealth Group, Inc.	1,107	365,432
		3,588,501
Industrials - 6.8%
Eaton Corporation plc	2,900	923,679
Lockheed Martin Corporation	1,753	847,874
Norfolk Southern Corporation	3,200	923,904

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.2% (Continued)	Shares	Value
Industrials - 6.8% (Continued)
RTX Corporation	6,295	$ 1,154,503
Trane Technologies plc	1,600	622,720
		4,472,680
Real Estate - 1.3%
American Tower Corporation	4,710	826,935

Technology - 27.3%
Apple, Inc.	11,800	3,207,948
Applied Materials, Inc.	4,700	1,207,853
Broadcom, Inc.	6,400	2,215,040
Cisco Systems, Inc.	17,000	1,309,510
Microsoft Corporation	6,800	3,288,616
NVIDIA Corporation	22,363	4,170,700
Oracle Corporation	2,578	502,478
SAP S.E. - ADR	3,923	952,936
Visa, Inc. - Class A	3,175	1,113,504
		17,968,585
Utilities - 2.0%
Duke Energy Corporation	11,000	1,289,310

Total Common Stocks (Cost $17,839,384)		$ 55,333,695

EXCHANGE-TRADED FUNDS - 12.5%	Shares	Value
Invesco KBW Bank ETF	12,500	$ 1,053,625
iShares Expanded Tech-Software Sector ETF (a)	13,283	1,403,881
iShares Semiconductor ETF	4,400	1,325,060
State Street Health Care Select Sector SPDR ETF	12,500	1,935,000
Vanguard Information Technology ETF	3,350	2,525,163
Total Exchange-Traded Funds (Cost $3,796,557)		$ 8,242,729

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 3.3%	Shares	Value
Federated Hermes Government Obligations Fund - Institutional Class, 3.63% (b) (Cost $2,148,535)	2,148,535	$ 2,148,535

Total Investments at Value - 100.0% (Cost $23,784,476)		$ 65,724,959

Liabilities in Excess of Other Assets - (0.0%) (c)		(4,201)

Net Assets - 100.0%		$ 65,720,758

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2025.
(c)	Percentage rounds to less than 0.1%.